Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	November 2008
Distribution Date	12/15/08
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	May 9, 2008
Closing Date:	June 25, 2008

	Dollars	Units	WAC	WAM
Original Pool Balance:	$709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:	$674,977,361.41

	Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes Fixed	$159,000,000.00	22.408%	2.84863%		July 15, 2009
Class A-2 Notes Fixed	$179,000,000.00	25.226%	4.16000%		May 16, 2011
Class A-3 Notes Fixed	$171,000,000.00	24.099%	4.93000%		December 17, 2012
Class A-4 Notes Fixed	$103,542,000.00	14.592%	5.48000%		November 17, 2014
Total Securities	$612,542,000.00	86.325%

Overcollateralization	$62,435,361.41	8.799%
YSOA	$34,596,320.12	4.876%
Total Original Pool Balance	$709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$58,188,201.74	0.3659635	$43,517,379.56	0.2736942	$14,670,822.18
Class A-2 Notes	$179,000,000.00	1.0000000	$179,000,000.00	1.0000000	$-
Class A-3 Notes	$171,000,000.00	1.0000000	$171,000,000.00	1.0000000	$-
Class A-4 Notes	$103,542,000.00	1.0000000	$103,542,000.00	1.0000000	$-
Total Securities	$511,730,201.74	0.8354206	$497,059,379.56	0.8114699	$14,670,822.18

Weighted Avg. Coupon (WAC)	6.35%		6.34%
Weighted Avg. Remaining Maturity (WARM)	54.56		53.69
Pool Receivables Balance	$613,712,807.58		$598,833,100.17
Remaining Number of Receivables	36,641		36,272

Adjusted Pool Balance	$584,141,042.12		$570,224,142.91

III. COLLECTIONS

Principal:
Principal Collections	$13,921,282.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$135,416.31
Total Principal Collections	$14,056,698.58

Interest:
Interest Collections	$3,043,818.62
Late Fees & Other Charges	$40,581.38
Interest on Repurchase Principal	$-
Total Interest Collections	$3,084,400.00

Collection Account Interest	$30,307.39
Reserve Account Interest	$6,554.29
Servicer Advances	$-

Total Collections	$17,177,960.26

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	November 2008
Distribution Date	12/15/08
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections				$17,177,960.26
Reserve Account Release				$-
Reserve Account Draw				$-
Total Available for Distribution				$17,177,960.26
		Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$511,427.34	$511,427.34	$511,427.34
Collection Account Interest				$30,307.39
Late Fees & Other Charges				$40,581.38
Total due to Servicer				$582,316.11

3. Class A Noteholders Interest:
Class A-1 Notes		$128,921.84	$128,921.84
Class A-2 Notes		$620,533.33	$620,533.33
Class A-3 Notes		$702,525.00	$702,525.00
Class A-4 Notes		$472,841.80	$472,841.80

Total interest:		$1,924,821.97	$1,924,821.97	$1,924,821.97

Available Funds Remaining:				$14,670,822.18

4. Principal Distribution Amount:				$14,670,822.18

		Distributable Amount	Paid Amount
Class A-1 Notes			$14,670,822.18
Class A-2 Notes			$-
Class A-3 Notes			$-
Class A-4 Notes			$-
Class A Notes Total:		49,324,879.89	$14,670,822.18
Total Noteholders Principal			$14,670,822.18

5. Available Amounts Remaining to reserve account				0.00

11. Trustee Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,571,765.46
Beginning Period Amount	$29,571,765.46
Current Period Amortization	$962,808.20
Ending Period Required Amount	$28,608,957.26
Ending Period Amount	$28,608,957.26
Next Distribution Date Required Amount	$27,660,473.18

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$3,374,886.81
Beginning Period Amount	$3,374,886.81
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,374,886.81
Ending Period Amount	$3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$72,410,840.38	$73,164,763.35	$107,818,821.06
Overcollateralization as a % of Adjusted Pool		12.40%	12.83%	18.91%

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	November 2008
Distribution Date	12/15/08
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.04%	35,561	98.02%	$586,976,883.09
30 - 60 Days	1.52%	552	1.53%	$9,135,608.41
61 - 90 Days	0.37%	136	0.39%	$2,314,950.50
91 + Days	0.06%	23	0.07%	$405,658.17
		36,272		$598,833,100.17
Total
Delinquent Receivables 61 + days past due	0.44%	159	0.45%	$2,720,608.67
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	114	0.32%	$1,984,193.46
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	153	0.42%	$2,629,176.86
Three-Month Average Delinquency Ratio	0.39%		0.40%

Repossession in Current Period		65		$1,101,117.12
Repossession Inventory		127		$2,261,613.53

Charge-Offs
Gross Principal of Charge-Off for Current Period	$958,425.14
Recoveries	$(135,416.31)
Net Charge-offs for Current Period	$823,008.83

Beginning Pool Balance for Current Period	$613,712,807.58

Net Loss Ratio	1.61%
Net Loss Ratio for 1st Preceding Collection Period	2.10%
Net Loss Ratio for 2nd Preceding Collection Period	1.42%
Three-Month Average Net Loss Ratio for Current Period	1.71%

Cumulative Net Losses for All Periods	$3,377,844.16
Cumulative Net Losses as a % of Initial Pool Balance	0.48%

Principal Balance of Extensions	$4,623,392.44
Number of Extensions	263